Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and the Named Executive Officers, other than the PEO
(“Non-PEO
NEOs”), and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for First PEO 1 ($)	Summary Compensation Table Total for Second PEO 1 ($)	Compensation Actually Paid to First PEO 1, 2, 3 ($)	Compensation Actually Paid to Second PEO 1, 2, 3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4 TSR ($)	Net Income ($ Thousands)

2024	3,744,028	2,841,570	(5,923,989)	1,133,688	1,122,491	131,651	112.66	(105,600)
2023	9,493,213	—	14,877,498	—	2,758,765	3,885,171	440.79	(119,763)

(1)
Shoshana Shendelman served as PEO in 2023 and until December 19, 2024 (“First PEO”). John Johnson began serving as our PEO on December 19, 2024 (“Second PEO”). The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2023	2024
Riccardo Perfetti	Riccardo Perfetti
Adam Hansard	Les Funtleyder
Dale Hooks

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Named Executive Officers, Footnote
(1)
Shoshana Shendelman served as PEO in 2023 and until December 19, 2024 (“First PEO”). John Johnson began serving as our PEO on December 19, 2024 (“Second PEO”). The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2023	2024
Riccardo Perfetti	Riccardo Perfetti
Adam Hansard	Les Funtleyder
Dale Hooks

Non-PEO NEO Average Total Compensation Amount	$ 1,122,491	$ 2,758,765
Non-PEO NEO Average Compensation Actually Paid Amount	131,651	3,885,171
Total Shareholder Return Amount	112.66	440.79
Net Income (Loss)	(105,600,000)	(119,763,000)
Shoshana Shendelman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,744,028	9,493,213
PEO Actually Paid Compensation Amount	$ (5,923,989)	14,877,498
PEO Name	Shoshana Shendelman
John Johnson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,841,570	0
PEO Actually Paid Compensation Amount	$ 1,133,688	$ 0
PEO Name	John Johnson